RISK MANAGEMENT - Contractual maturities of financial assets (Details) - COP ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
RISK MANAGEMENT
Financial assets	$ 29,289,301	$ 29,553,003
Less than 1 year
RISK MANAGEMENT
Financial assets	125,705,163	108,966,678
1 to 3 years
RISK MANAGEMENT
Financial assets	92,464,629	77,996,853
3 to 5 years
RISK MANAGEMENT
Financial assets	53,107,791	45,912,661
Greater than 5 years
RISK MANAGEMENT
Financial assets	86,930,539	72,790,907
Cash and balances with central bank | Less than 1 year
RISK MANAGEMENT
Financial assets	23,147,676	20,185,074
Interbank borrowings - Repurchase agreements | Less than 1 year
RISK MANAGEMENT
Financial assets	2,815,395	3,749,640
Interbank borrowings - Repurchase agreements | 1 to 3 years
RISK MANAGEMENT
Financial assets	16,009	35,310
Financial assets investments | Less than 1 year
RISK MANAGEMENT
Financial assets	12,928,653	12,991,981
Financial assets investments | 1 to 3 years
RISK MANAGEMENT
Financial assets	12,045,202	10,019,356
Financial assets investments | 3 to 5 years
RISK MANAGEMENT
Financial assets	3,367,322	3,898,989
Financial assets investments | Greater than 5 years
RISK MANAGEMENT
Financial assets	3,776,184	4,062,918
Loans and advances to customers | Less than 1 year
RISK MANAGEMENT
Financial assets	79,699,695	65,699,670
Loans and advances to customers | 1 to 3 years
RISK MANAGEMENT
Financial assets	77,406,800	65,425,431
Loans and advances to customers | 3 to 5 years
RISK MANAGEMENT
Financial assets	48,316,830	41,214,446
Loans and advances to customers | Greater than 5 years
RISK MANAGEMENT
Financial assets	82,004,125	67,751,331
Derivative financial instruments | Less than 1 year
RISK MANAGEMENT
Financial assets	7,113,744	6,340,313
Derivative financial instruments | 1 to 3 years
RISK MANAGEMENT
Financial assets	2,996,618	2,516,756
Derivative financial instruments | 3 to 5 years
RISK MANAGEMENT
Financial assets	1,423,639	799,226
Derivative financial instruments | Greater than 5 years
RISK MANAGEMENT
Financial assets	$ 1,150,230	$ 976,658